Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Linkage Global Inc
Entity Central Index Key	0001969401
Entity File Number	001-41887
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2-23-3 Minami-Ikebukuro
Entity Address, City or Town	Toshima-ku Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	171-0022
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0025 per share
Trading Symbol	LGCB
Security Exchange Name	NASDAQ
Class A ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,662,522
Class B ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Zhihua Wu
Contact Personnel Email Address	zhihua_wu@linkagecc.com
Entity Address, Address Line One	2-23-3 Minami-Ikebukuro
Entity Address, City or Town	Toshima-ku Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	171-0022
Entity Phone Fax Numbers [Line Items]
City Area Code	+03
Local Phone Number	5927-9261